Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events	Subsequent events
In January 2020, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $250 million of AerCap ordinary shares through June 30, 2020. Repurchases under the program may be made through open market purchases or privately negotiated transactions in accordance with applicable U.S. federal securities laws. The timing of repurchases and the exact number of ordinary shares to be purchased will be determined by the Company’s management, in its discretion, and will depend upon market conditions and other factors. The program will be funded using the Company’s cash on hand and cash generated from operations. The program may be suspended or discontinued at any time.
In February 2020, we exercised an option to purchase an additional 50 Airbus A320neo Family aircraft from Airbus, with deliveries starting in 2024.
In February 2020, AerCap entered into an agreement with Boeing to reschedule the delivery positions of a portion of the Boeing 737 MAX aircraft under AerCap’s forward order contract with Boeing to later dates.